TAXATION (Details 5) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax holiday
Tax holiday effect	146,321,156	119,971,884	115,750,217
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	1.11	0.88	0.80
Diluted net income per share effect (in dollars per share)	0.96	0.83	0.76